LEASES (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of lease costs

Lease costs under non-cancelable operating leases on December 28, 2019 are as follows (in thousands):

Operating
Leases
Operating lease cost	$20,771
Short-term lease cost	110
Variable lease cost	1,484
Sublease income	(676)
Total lease cost	$21,689

Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 28, 2019 are as follows (in thousands):

Operating
Leases
2020	$17,633
2021	15,074
2022	12,624
2023	10,434
2024	7,848
Thereafter	29,115
Total minimum lease payments	$92,728
Less present value discount	(12,561)
Total lease liability	$80,167